UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

             Investment Company Act file number             811-5850
                                               ---------------------------------

                             OneAmerica Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One American Square, Indianapolis, IN, 46282-8216
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Constance E. Lund
                One American Square, Indianapolis, IN, 46282-8216
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 317-285-1877
                                                            --------------------

                   Date of fiscal year end: December 31, 2010
                                            ------------------

                  Date of reporting period: September 30, 2010
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                                 VALUE PORTFOLIO
                         SEPTEMBER 30, 2010 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
COMMON STOCKS (90.7%)
  Aerospace & Defense (3.9%)
    General Dynamics Corp.                                                                   34,900    $  2,192,069
    Precision Castparts Corp.                                                                58,900       7,500,915
                                                                                                       ------------
                                                                                                          9,692,984
                                                                                                       ------------
  Agriculture (1.1%)
    Archer-Daniels-Midland Co.                                                               88,000       2,808,960
                                                                                                       ------------
  Apparel (4.1%)
    Columbia Sportswear Co.                                                                  75,200       4,394,688
    Wolverine World Wide, Inc.                                                              202,300       5,868,723
                                                                                                       ------------
                                                                                                         10,263,411
                                                                                                       ------------
  Auto Parts and Equipment (3.2%)
    Magna International, Inc., Class A                                                       96,200       7,913,412
                                                                                                       ------------
  Automotive Components (0.7%)
    Harley-Davidson, Inc.                                                                    61,500       1,749,060
                                                                                                       ------------
  Banks (4.4%)
    Bank of Hawaii Corp.                                                                     49,800       2,237,016
    Citigroup, Inc.(1)                                                                       97,698         381,022
    JPMorgan Chase & Co.                                                                     99,807       3,799,653
    Northern Trust Corp.                                                                     33,600       1,620,864
    U.S. Bancorp                                                                            128,200       2,771,684
                                                                                                       ------------
                                                                                                         10,810,239
                                                                                                       ------------
  Beverages (2.5%)
    The Coca-Cola Co.                                                                       107,500       6,290,900
                                                                                                       ------------
  Biotechnology (1.2%)
    Amgen, Inc.(1)                                                                           53,200       2,931,852
                                                                                                       ------------
  Chemicals (1.0%)
    Dow Chemical Co.                                                                         90,000       2,471,400
                                                                                                       ------------
  Commercial Services (0.7%)
    Robert Half International, Inc.                                                          63,800       1,658,800
                                                                                                       ------------
  Computers (2.9%)
    Dell, Inc.(1)                                                                           277,200       3,592,512
    Hewlett-Packard Co.                                                                      85,374       3,591,684
                                                                                                       ------------
                                                                                                          7,184,196
                                                                                                       ------------
  Diversified Financial Services (2.6%)
    Federated Investors, Inc., Class B                                                      145,700       3,316,132
    Investment Technology Group, Inc.(1)                                                    218,100       3,101,382
                                                                                                       ------------
                                                                                                          6,417,514
                                                                                                       ------------
  Electronics (1.4%)
    FLIR Systems, Inc.(1)                                                                   134,500       3,456,650
                                                                                                       ------------

  Food (0.3%)
    Fresh Del Monte Produce, Inc.(1)                                                         33,600         729,120
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (CONTINUED)
                          SEPTEMBER 30, 2010 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
COMMON STOCKS (90.7%) (CONTINUED)
  Hand/Machine Tools (0.5%)
    Baldor Electric Co.                                                                      31,993    $  1,292,517
                                                                                                       ------------
  Healthcare-Products (6.4%)
    Baxter International, Inc.                                                               52,000       2,480,920
    Johnson & Johnson                                                                       105,500       6,536,780
    Medtronic, Inc.                                                                         132,700       4,456,066
    Zimmer Holdings, Inc.(1)                                                                 47,900       2,506,607
                                                                                                       ------------
                                                                                                         15,980,373
                                                                                                       ------------
  Insurance (1.6%)
    Aegon NV(1)                                                                             654,085       3,917,969
                                                                                                       ------------
  Iron/Steel (1.7%)
    Nucor Corp.                                                                             108,700       4,152,340
                                                                                                       ------------
  Machinery-Diversified (1.4%)
    Cummins, Inc.                                                                            38,100       3,451,098
                                                                                                       ------------
  Mining (1.0%)
    Alcoa, Inc.                                                                             199,100       2,411,101
                                                                                                       ------------
  Miscellaneous Manufacturing (8.1%)
    Carlisle Cos., Inc.                                                                     157,600       4,720,120
    Crane Co.                                                                               122,100       4,632,474
    General Electric Co.                                                                    311,400       5,060,250
    Illinois Tool Works, Inc.                                                               124,200       5,839,884
                                                                                                       ------------
                                                                                                         20,252,728
                                                                                                       ------------
  Oil & Gas (9.1%)
    ConocoPhillips                                                                          106,900       6,139,267
    Exxon Mobil Corp.                                                                        34,000       2,100,860
    Royal Dutch Shell PLC ADR                                                               108,900       6,566,670
    Tidewater, Inc.                                                                         136,250       6,105,363
    Valero Energy Corp.                                                                     102,200       1,789,522
                                                                                                       ------------
                                                                                                         22,701,682
                                                                                                       ------------
  Pharmaceuticals (6.3%)
    McKesson Corp.                                                                           99,150       6,125,487
    Merck & Co., Inc.                                                                       101,900       3,750,939
    Pfizer, Inc.                                                                            333,150       5,720,186
                                                                                                       ------------
                                                                                                         15,596,612
                                                                                                       ------------
  Retail (5.7%)
    Bed Bath & Beyond, Inc.(1)                                                              120,800       5,243,928
    Best Buy Co., Inc.                                                                       97,700       3,989,091
    Home Depot, Inc.                                                                         86,600       2,743,488
    Kohl's Corp.(1)                                                                          43,800       2,307,384
                                                                                                       ------------
                                                                                                         14,283,891
                                                                                                       ------------
  Semiconductors (6.6%)
    Applied Materials, Inc.                                                                 363,400       4,244,512
    Intel Corp.                                                                             354,700       6,820,881
    Texas Instruments, Inc.                                                                 199,300       5,409,002
                                                                                                       ------------
                                                                                                         16,474,395
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (CONTINUED)
                          SEPTEMBER 30, 2010 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
COMMON STOCKS (90.7%) (CONTINUED)
  Software (1.6%)
    Autodesk, Inc.(1)                                                                       127,800    $  4,085,766
                                                                                                       ------------
  Telecommunications (6.2%)
    Cisco Systems, Inc.(1)                                                                  211,800       4,638,420
    Nokia OYJ ADR                                                                           351,650       3,527,049
    Telefonos de Mexico, Class L ADR                                                        268,700       4,011,691
    Telmex Internacional ADR                                                                180,900       3,330,731
                                                                                                       ------------
                                                                                                         15,507,891
                                                                                                       ------------
  Toys/Games/Hobbies (1.1%)
    Mattel, Inc.                                                                            116,400       2,730,744
                                                                                                       ------------
  Transportation (3.4%)
    Norfolk Southern Corp.                                                                   68,400       4,070,484
    Werner Enterprises, Inc.                                                                216,000       4,425,840
                                                                                                       ------------
                                                                                                          8,496,324
                                                                                                       ------------
      Total common stocks (cost: $225,391,562)                                                          225,713,929
                                                                                                       ------------

                                                                Interest      Maturity    Principal
                                                                  Rate          Date       Amount
                                                                --------      --------   ----------
SHORT-TERM NOTES AND BONDS(2) (2.4%)
  COMMERCIAL PAPER (2.4%)
    Banks (0.8%)
      Bank of America Corp.                                      0.213%      10/08/2010  $2,000,000       1,999,900
                                                                                                       ------------
    Beverages (1.6%)
      PepsiCo, Inc.                                              0.152       10/20/2010   2,000,000       1,999,780
      PepsiCo, Inc.                                              0.162       10/04/2010   2,000,000       1,999,960
                                                                                                       ------------
                                                                                                          3,999,740
                                                                                                       ------------
          Total short-term notes and bonds (cost: $5,999,733)                                             5,999,640
                                                                                                       ------------

                                                                                           Shares
                                                                                         ----------
MONEY MARKET MUTUAL FUND (3.4%)
      BlackRock Liquidity TempFund Portfolio                                              8,500,000       8,500,000
                                                                                                       ------------
          Total money market mutual fund (cost: $8,500,000)                                               8,500,000
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                           VALUE PORTFOLIO (CONTINUED)
                          SEPTEMBER 30, 2010 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
MUTUAL FUNDS (3.4%)
      iShares Russell 1000 Value Index Fund                                                  68,900    $  4,064,411
      iShares Russell Midcap Value Index Fund                                                69,600       2,809,752
      iShares S&P SmallCap 600 Value Index Fund                                              24,600       1,529,382
                                                                                                       ------------
        Total mutual funds (cost: 8,403,515)                                                              8,403,545
                                                                                                       ------------
TOTAL INVESTMENTS(3) (99.9%) (COST: $248,294,810)                                                       248,617,114

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)                                                                207,594
                                                                                                       ------------
NET ASSETS (100.0%)                                                                                    $248,824,708
                                                                                                       ============

(1) Non-Income producing securities.

(2) The interest rate for short-term notes reflects the yields for those securities as of September 30, 2010.

(3) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of September 30, 2010. See table below.

                                                                    TOTAL NET
                                                                   UNREALIZED
  TAX BASIS           APPRECIATION          DEPRECIATION          APPRECIATION
------------          ------------          -------------         ------------
$248,288,380          $ 39,255,835          $(38,927,101)         $    328,734

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's assets carried at fair value:

                                                         LEVEL 1            LEVEL 2             LEVEL 3           TOTAL
                                                      -------------      -------------       -------------    -------------
Investments in Securities*
    Common Stocks                                     $ 222,383,198      $   3,330,731       $          --    $ 225,713,929
    Commercial Paper                                             --          5,999,640                  --        5,999,640
    Money Market Mutual Fund                              8,500,000                 --                  --        8,500,000
    Mutual Funds                                          8,403,545                 --                  --        8,403,545
                                                      -------------      -------------       -------------    -------------
    Total                                             $ 239,286,743      $   9,330,371       $          --    $ 248,617,114
                                                      =============      =============       =============    =============

It is the Value Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

As of September 30, 2010 and December 31, 2009, there have been no changes in the valuation methodologies and the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                             MONEY MARKET PORTFOLIO
                         SEPTEMBER 30, 2010 (UNAUDITED)

                                                                 Interest       Maturity        Principal
Description (Percentages shown are based on total net assets)      Rate           Date           Amount             Value
------------------------------------------------------------     --------       ----------     -----------       ------------
SHORT-TERM NOTES(1) (96.7%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (21.0%)
      Fannie Mae Discount Note                                     0.090%       10/20/2010     $ 9,100,000       $  9,099,568
      Federal Home Loan Mortgage Corp.                             0.120        10/04/2010       7,000,000          6,999,930
      Federal Home Loan Mortgage Corp.                             0.162        10/19/2010       5,000,000          4,999,600
      U.S. Treasury Bill Discount Note                             0.081        10/07/2010       8,000,000          7,999,891
      U.S. Treasury Bill Discount Note                             0.112        10/21/2010       3,000,000          2,999,813
      U.S. Treasury Bill Discount Note                             0.130        11/04/2010       2,500,000          2,499,693
      U.S. Treasury Bill Discount Note                             0.113        11/18/2010       5,000,000          4,999,247
      U.S. Treasury Bill Discount Note                             0.117        11/26/2010       5,000,000          4,999,090
                                                                                                                 ------------
                                                                                                                   44,596,832
                                                                                                                 ------------
  COMMERCIAL PAPER (74.5%)
    Aerospace & Defense (1.2%)
      United Technologies Corp.                                    0.193        10/20/2010       2,600,000          2,599,739
                                                                                                                 ------------

    Automobile (0.9%)
      Toyota Motor Corp.                                           0.396        10/25/2010       2,000,000          1,999,480
                                                                                                                 ------------

    Commercial Bank (16.4%)
      Bank of America Corp.                                        0.203        10/28/2010       5,000,000          4,999,250
      Citigroup Funding, Inc.                                      0.294        10/15/2010       3,000,000          2,999,662
      Citigroup Funding, Inc.                                      0.254        10/25/2010       5,000,000          4,999,167
      Deutsche Bank Financial LLC                                  0.152        10/05/2010       6,000,000          5,999,900
      Deutsche Bank Financial LLC                                  0.213        10/18/2010       2,000,000          1,999,802
      JPMorgan Chase Co.                                           0.203        10/08/2010       5,000,000          4,999,805
      JPMorgan Chase Co.                                           0.203        10/12/2010       3,000,000          2,999,817
      UBS Finance (Delaware) LLC                                   0.193        10/26/2010       6,000,000          5,999,208
                                                                                                                 ------------
                                                                                                                   34,996,611
                                                                                                                 ------------
    Computers & Peripherals (9.5%)
      Hewlett-Packard Co.                                          0.193        10/04/2010       8,000,000          7,999,873
      International Business Machines Co.                          0.152        10/06/2010       8,000,000          7,999,834
      International Finance Corp.                                  0.106        10/06/2010       4,300,000          4,299,937
                                                                                                                 ------------
                                                                                                                   20,299,644
                                                                                                                 ------------
    Consumer Finance (11.3%)
      American Honda Finance Corp.                                 0.193        10/06/2010       2,000,000          1,999,947
      American Honda Finance Corp.                                 0.193        10/08/2010       3,000,000          2,999,889
      American Honda Finance Corp.                                 0.213        10/21/2010       3,000,000          2,999,650
      John Deere Bank SA                                           0.213        10/05/2010       4,000,000          3,999,907
      John Deere Credit Ltd.                                       0.213        10/08/2010       4,000,000          3,999,837
      Procter Gamble International Fund                            0.193        10/22/2010       8,000,000          7,999,113
                                                                                                                 ------------
                                                                                                                   23,998,343
                                                                                                                 ------------
    Diversified Financial Services (3.0%)
      General Electric Capital Corp.                               0.162        11/08/2010       5,000,000          4,999,155
      General Electric Capital Services, Inc.                      0.162        10/20/2010       1,400,000          1,399,882
                                                                                                                 ------------
                                                                                                                    6,399,037
                                                                                                                 ------------
    Education (3.3%)
      Harvard University                                           0.193        10/18/2010       7,000,000          6,999,372
                                                                                                                 ------------
    Electric Products (1.4%)
      Emerson Electric Co.                                         0.203        10/19/2010       3,000,000          2,999,700
                                                                                                                 ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                                                                 Interest       Maturity        Principal
Description (Percentages shown are based on total net assets)      Rate           Date           Amount             Value
------------------------------------------------------------     --------       ----------     -----------       ------------
    Food & Staples Retailing (3.8%)
      Wal-Mart Stores, Inc.                                        0.203%       11/01/2010     $ 8,000,000       $  7,998,622
                                                                                                                 ------------
    Food, Beverages (7.9%)
      Coca-Cola Co. (The)                                          0.203        10/13/2010       3,000,000          2,999,800
      Coca-Cola Co. (The)                                          0.183        10/18/2010       5,000,000          4,999,575
      Nestle Capital Corp.                                         0.203        11/16/2010       2,700,000          2,699,310
      Pepsico, Inc.                                                0.162        10/04/2010       3,000,000          2,999,960
      Pepsico, Inc.                                                0.183        11/19/2010       3,000,000          2,999,265
                                                                                                                 ------------
                                                                                                                   16,697,910
                                                                                                                 ------------
    Machinery (3.8%)
      Illinois Tool Works, Inc.                                    0.193        10/07/2010       8,000,000          7,999,747
                                                                                                                 ------------

    Medical Products (8.2%)
      Abbott Laboratories                                          0.172        10/25/2010       3,500,000          3,499,603
      Johnson & Johnson                                            0.152        10/14/2010       3,000,000          2,999,838
      Medtronic, Inc.                                              0.203        10/07/2010       1,000,000            999,967
      Medtronic, Inc.                                              0.193        10/21/2010       2,000,000          1,999,789
      Merck & Co., Inc.                                            0.193        10/27/2010       8,000,000          7,998,902
                                                                                                                 ------------
                                                                                                                   17,498,099
                                                                                                                 ------------
    Transport Service (3.8%)
      United Parcel Service, Inc.                                  0.112        11/02/2010       8,000,000          7,999,218
                                                                                                                 ------------

VARIABLE RATE DEMAND NOTES (1.2%)(2)
      Community Housing Development Corp., Ser. 2004, Bonds
        (backed by Wells Fargo Bank LOC)                           0.330        08/01/2024         500,000            500,000
      Connecticut Water Co., Ser. 2004, Sr. Unsec'd. Notes
        (backed by Citizen Bank of RI LOC)                         0.530        01/04/2029       1,500,000          1,500,000
      PCP Investors LLC, (backed by Wells Fargo Bank LOC),
        Notes                                                      0.330        12/01/2024         600,000            600,000
                                                                                                                 ------------
                                                                                                                    2,600,000
                                                                                                                 ------------
        Total short-term notes (cost(3): $205,682,354)                                                            205,682,354
                                                                                                                 ------------

                                                                                                 Shares
                                                                                               -----------
MONEY MARKET MUTUAL FUNDS (3.0%)
      BlackRock Liquidity TempFund Portfolio                                                     6,491,000          6,491,000
                                                                                                                 ------------

        Total money market mutual funds (cost: $6,491,000)                                                          6,491,000
                                                                                                                 ------------
TOTAL INVESTMENTS(4) (99.7%) (COST: $212,173,354)                                                                 212,173,354

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)                                                                          592,474
                                                                                                                 ------------
NET ASSETS (100.0%)                                                                                              $212,765,828
                                                                                                                 ============

(1) The interest rate for short-term notes reflects the yields for those securities as of September 30, 2010.

(2) Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2010.

(3) Cost represents amortized cost.

(4) The United States federal income tax basis of the Portfolio's investments and the cost are the same as of September 30, 2010.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                       MONEY MARKET PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's assets carried at fair value:

                                                         LEVEL 1            LEVEL 2             LEVEL 3               TOTAL
                                                      -------------      -------------       -------------        -------------
Investments in Securities
    U.S. Government & Agency Obligations              $          --      $  44,596,832       $          --        $  44,596,832
    Commercial Paper                                             --        158,485,522                  --          158,485,522
    Variable Rate Demand Notes                                   --          2,600,000                  --            2,600,000
    Money Market Mutual Funds                             6,491,000                 --                  --            6,491,000
                                                      -------------      -------------       -------------        -------------
    Total                                             $   6,491,000      $ 205,682,354       $          --        $ 212,173,354
                                                      =============      =============       =============        =============

All securities within the Money Market Portfolio, excluding Money Market Mutual Funds, are valued at amortized cost.

It is the Money Market Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any transfers between levels of the fair value hierarchy during the reporting period.

As of September 30, 2010 and December 31, 2009, there have been no changes in the valuation methodologies and the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                         INVESTMENT GRADE BOND PORTFOLIO
                         SEPTEMBER 30, 2010 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
PREFERRED STOCK (0.7%)
  Banks (0.7%)
    Santander Finance Preferred SA Unipersonal                                               37,000    $  1,046,360
                                                                                                       ------------
         Total preferred stock (cost: $1,049,875)                                                         1,046,360
                                                                                                       ------------

                                                             Interest      Maturity      Principal
                                                               Rate          Date         Amount
                                                             --------     ----------    -----------
LONG-TERM NOTES AND BONDS (94.4%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (23.4%)
    Federal Farm Credit Bank                                  2.625%      04/17/2014    $ 1,000,000       1,054,036
    Federal Home Loan Banks                                   2.250       04/13/2012        500,000         513,675
    Federal Home Loan Banks                                   4.875       09/08/2017      1,000,000       1,167,334
    Federal Home Loan Banks                                   2.875       09/11/2020      1,000,000       1,005,166
    FHLMC                                                     4.500       01/15/2015        500,000         566,758
    FHLMC                                                     3.750       03/27/2019        750,000         815,516
    FHLMC                                                     4.150       04/22/2025      1,000,000       1,003,545
    FNMA                                                      4.375       07/17/2013      1,000,000       1,098,217
    FNMA                                                      2.500       05/15/2014      1,000,000       1,049,429
    U.S. Treasury Bonds                                       6.000       02/15/2026        600,000         810,187
    U.S. Treasury Bonds                                       5.375       02/15/2031        500,000         643,750
    U.S. Treasury Bonds                                       4.500       02/15/2036        200,000         229,969
    U.S. Treasury Bonds                                       3.500       02/15/2039        550,000         532,125
    U.S. Treasury Bonds                                       4.500       08/15/2039        300,000         343,500
    U.S. Treasury Bonds                                       4.625       02/15/2040        700,000         817,907
    U.S. Treasury Notes                                       1.375       04/15/2012      3,600,000       3,657,517
    U.S. Treasury Notes                                       0.750       05/31/2012      1,000,000       1,005,980
    U.S. Treasury Notes                                       1.500       07/15/2012      1,150,000       1,173,269
    U.S. Treasury Notes                                       0.375       08/31/2012        500,000         499,629
    U.S. Treasury Notes                                       1.375       10/15/2012        800,000         815,000
    U.S. Treasury Notes                                       1.375       05/15/2013      1,000,000       1,020,940
    U.S. Treasury Notes                                       0.750       09/15/2013        400,000         401,312
    U.S. Treasury Notes                                       2.250       05/31/2014      4,150,000       4,360,741
    U.S. Treasury Notes                                       2.375       08/31/2014        700,000         738,555
    U.S. Treasury Notes                                       2.125       05/31/2015      1,500,000       1,563,870
    U.S. Treasury Notes                                       1.250       08/31/2015        700,000         699,782
    U.S. Treasury Notes                                       2.625       04/30/2016      1,000,000       1,060,703
    U.S. Treasury Notes                                       3.125       10/31/2016      1,000,000       1,085,391
    U.S. Treasury Notes                                       3.125       04/30/2017      1,000,000       1,082,109
    U.S. Treasury Notes                                       2.750       02/15/2019      3,500,000       3,630,977
    U.S. Treasury Notes                                       3.625       08/15/2019        300,000         329,906
    U.S. Treasury Notes                                       3.500       05/15/2020        750,000         814,103
                                                                                                       ------------
                                                                                                         35,590,898
                                                                                                       ------------
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (40.0%)
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2006-5, Cl. AAB                                    5.379       09/10/2047        900,000         968,294
    Banc of America Commercial Mortgage, Inc.,
      Ser. 2007-1, Cl. AAB                                    5.422       01/15/2049      1,000,000       1,077,339
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. A3                                  5.518       09/11/2041      1,000,000       1,061,739

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                                                             Interest      Maturity      Principal
                    Description                                Rate          Date         Amount          Value
----------------------------------------------------         --------     ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (94.4%) (CONTINUED)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (40.0%) (CONTINUED)
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW13, Cl. AAB                                 5.530%      09/11/2041    $ 1,300,000    $  1,423,872
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-PW14, Cl. A3                                  5.209       12/11/2038        600,000         637,659
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2006-T24, Cl. AAB                                  5.533       10/12/2041        550,000         605,902
    Bear Stearns Commercial Mortgage Securities,
      Ser. 2007-PW15, Cl. AAB                                 5.315       02/11/2044        650,000         705,511
    CenterPoint Energy Transition Bond Co. LLC,
      Ser. 2005-A, Cl. A2                                     4.970       08/01/2014        337,588         351,324
    Commercial Mortgage Pass-Through Certificates,
      Ser. 2006-C8, Cl. AAB                                   5.291       12/10/2046        650,000         709,374
    CSFB Mortgage Securities Corp.,
      Ser. 2005-C5, Cl. AAB(1)                                5.100       08/15/2038      1,200,000       1,280,581
    Dominos Pizza Master Issuer LLC,
      Ser. 2007-1, Cl. A2, 144A(2)                            5.261       04/25/2037      1,000,000       1,000,000
    FHLMC CMO, Ser. 2002-2424, Cl. OG,                        6.000       03/15/2017        658,305         716,568
    FHLMC CMO, Ser. 2005-2947, Cl. VA,                        5.000       03/15/2016        496,336         529,797
    FHLMC CMO, Ser. 2009-3589, Cl. PA                         4.500       09/15/2039      1,267,026       1,349,948
    FHLMC, TBA                                                3.500       10/15/2025      1,000,000       1,031,562
    FHLMC Gold Pool #A11823                                   5.000       08/01/2033         68,654          72,745
    FHLMC Gold Pool #A16641                                   5.500       12/01/2033        105,309         113,018
    FHLMC Gold Pool #A27124                                   6.000       10/01/2034         29,940          32,641
    FHLMC Gold Pool #A40159                                   5.500       11/01/2035         28,739          30,681
    FHLMC Gold Pool #A40754                                   6.500       12/01/2035        299,743         328,929
    FHLMC Gold Pool #A41968                                   5.500       01/01/2036        190,502         203,375
    FHLMC Gold Pool #A42109                                   6.500       01/01/2036      1,004,134       1,104,417
    FHLMC Gold Pool #A43870                                   6.500       03/01/2036        118,302         129,192
    FHLMC Gold Pool #A44969                                   6.500       04/01/2036        755,007         829,087
    FHLMC Gold Pool #A45057                                   6.500       05/01/2036         63,394          69,669
    FHLMC Gold Pool #A45624                                   5.500       06/01/2035         28,618          30,552
    FHLMC Gold Pool #A51101                                   6.000       07/01/2036        121,521         130,930
    FHLMC Gold Pool #A56247                                   6.000       01/01/2037        829,312         893,516
    FHLMC Gold Pool #A56634                                   5.000       01/01/2037        305,129         320,768
    FHLMC Gold Pool #A56829                                   5.000       01/01/2037         67,051          70,488
    FHLMC Gold Pool #A57135                                   5.500       02/01/2037        879,879         933,926
    FHLMC Gold Pool #A58278                                   5.000       03/01/2037        931,960         979,726
    FHLMC Gold Pool #A58965                                   5.500       04/01/2037        569,353         604,326
    FHLMC Gold Pool #A71576                                   6.500       01/01/2038        434,333         473,856
    FHLMC Gold Pool #A91064                                   4.500       02/01/2040        956,604         995,925
    FHLMC Gold Pool #A93990                                   4.000       09/01/2040      1,000,000       1,026,573
    FHLMC Gold Pool #B12969                                   4.500       03/01/2019         91,440          97,125
    FHLMC Gold Pool #B19462                                   5.000       07/01/2020        474,775         506,292
    FHLMC Gold Pool #C01086                                   7.500       11/01/2030         31,561          34,699
    FHLMC Gold Pool #C01271                                   6.500       12/01/2031         54,277          60,266
    FHLMC Gold Pool #C01302                                   6.500       11/01/2031         26,577          29,510
    FHLMC Gold Pool #C01676                                   6.000       11/01/2033      2,817,628       3,087,716
    FHLMC Gold Pool #C03478                                   4.500       06/01/2040        968,939       1,008,766

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                                                             Interest      Maturity      Principal
                    Description                                Rate          Date         Amount          Value
----------------------------------------------------         --------     ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (94.4%) (CONTINUED)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (40.0%) (CONTINUED)
    FHLMC Gold Pool #C14364                                   6.500%      09/01/2028    $    33,288    $     36,961
    FHLMC Gold Pool #C14872                                   6.500       09/01/2028          2,541           2,821
    FHLMC Gold Pool #C20300                                   6.500       01/01/2029         18,747          20,816
    FHLMC Gold Pool #C28221                                   6.500       06/01/2029          9,099          10,103
    FHLMC Gold Pool #C35377                                   7.000       01/01/2030          4,605           5,219
    FHLMC Gold Pool #C41636                                   8.000       08/01/2030          5,158           5,939
    FHLMC Gold Pool #C56017                                   6.500       03/01/2031        223,242         247,875
    FHLMC Gold Pool #C61802                                   5.500       12/01/2031        194,176         208,338
    FHLMC Gold Pool #C64936                                   6.500       03/01/2032         26,165          29,051
    FHLMC Gold Pool #C68790                                   6.500       07/01/2032        121,750         135,184
    FHLMC Gold Pool #C74741                                   6.000       12/01/2032        157,545         172,942
    FHLMC Gold Pool #C79460                                   5.500       05/01/2033         89,628          96,188
    FHLMC Gold Pool #C79886                                   6.000       05/01/2033        455,843         499,538
    FHLMC Gold Pool #E00543                                   6.000       04/01/2013          9,483          10,258
    FHLMC Gold Pool #E00565                                   6.000       08/01/2013          8,200           8,662
    FHLMC Gold Pool #E00957                                   6.000       02/01/2016         21,690          23,286
    FHLMC Gold Pool #E01007                                   6.000       08/01/2016         16,605          17,862
    FHLMC Gold Pool #E01085                                   5.500       12/01/2016         31,022          33,266
    FHLMC Gold Pool #E01136                                   5.500       03/01/2017         88,784          95,335
    FHLMC Gold Pool #E01216                                   5.500       10/01/2017         86,448          93,128
    FHLMC Gold Pool #E01378                                   5.000       05/01/2018        195,261         208,534
    FHLMC Gold Pool #E71048                                   6.000       07/01/2013            343             370
    FHLMC Gold Pool #E72468                                   5.500       10/01/2013          4,138           4,453
    FHLMC Gold Pool #E74118                                   5.500       01/01/2014         27,684          29,794
    FHLMC Gold Pool #E77035                                   6.500       05/01/2014         17,229          18,646
    FHLMC Gold Pool #E77962                                   6.500       07/01/2014         23,555          25,493
    FHLMC Gold Pool #E78727                                   6.500       10/01/2014            825             893
    FHLMC Gold Pool #E82543                                   6.500       03/01/2016         43,014          46,554
    FHLMC Gold Pool #E85127                                   6.000       08/01/2016         16,776          18,181
    FHLMC Gold Pool #E85353                                   6.000       09/01/2016         39,514          42,822
    FHLMC Gold Pool #E89823                                   5.500       05/01/2017         90,400          97,515
    FHLMC Gold Pool #E90912                                   5.500       08/01/2017         30,004          32,365
    FHLMC Gold Pool #E91139                                   5.500       09/01/2017        196,761         212,248
    FHLMC Gold Pool #E91646                                   5.500       10/01/2017        202,252         218,171
    FHLMC Gold Pool #E92047                                   5.500       10/01/2017        155,487         167,724
    FHLMC Gold Pool #E92196                                   5.500       11/01/2017         22,833          24,630
    FHLMC Gold Pool #E95159                                   5.500       03/01/2018        149,274         161,209
    FHLMC Gold Pool #E95734                                   5.000       03/01/2018        776,475         828,748
    FHLMC Gold Pool #G01091                                   7.000       12/01/2029         23,447          26,573
    FHLMC Gold Pool #G02060                                   6.500       01/01/2036        838,988         920,680
    FHLMC Gold Pool #G08016                                   6.000       10/01/2034      1,225,943       1,336,561
    FHLMC Gold Pool #G10817                                   6.000       06/01/2013          8,492           9,181
    FHLMC Gold Pool #G11753                                   5.000       08/01/2020        336,052         358,360
    FHLMC Gold Pool #J01382                                   5.500       03/01/2021        961,786       1,035,530
    FHLMC Gold Pool #J05930                                   5.500       03/01/2021        501,350         539,791
    FNMA Pool #253798                                         6.000       05/01/2016            967           1,046
    FNMA Pool #256883                                         6.000       09/01/2037        908,338         977,384
    FNMA Pool #357269                                         5.500       09/01/2017        617,490         669,611

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                                                             Interest      Maturity      Principal
                    Description                                Rate          Date         Amount          Value
----------------------------------------------------         --------     ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (94.4%) (CONTINUED)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (40.0%) (CONTINUED)
    FNMA Pool #357637                                         6.000%      11/01/2034    $ 1,502,955    $  1,640,683
    FNMA Pool #545929                                         6.500       08/01/2032         90,964         101,498
    FNMA Pool #555591                                         5.500       07/01/2033        386,734         415,521
    FNMA Pool #572020                                         6.000       04/01/2016         25,141          27,202
    FNMA Pool #578974                                         6.000       05/01/2016         36,502          39,425
    FNMA Pool #579170                                         6.000       04/01/2016          9,785          10,587
    FNMA Pool #584953                                         7.500       06/01/2031         13,662          15,608
    FNMA Pool #585097                                         6.000       05/01/2016         51,971          56,230
    FNMA Pool #651220                                         6.500       07/01/2032         88,142          98,350
    FNMA Pool #781776                                         6.000       10/01/2034        134,917         147,280
    FNMA Pool #797509                                         4.500       03/01/2035        800,201         840,470
    FNMA Pool #797536                                         4.500       04/01/2035        784,770         824,263
    FNMA Pool #910446                                         6.500       01/01/2037        199,395         218,912
    FNMA Pool #922224                                         5.500       12/01/2036        743,120         798,002
    FNMA Pool #936760                                         5.500       06/01/2037        778,039         827,763
    FNMA Pool #942956                                         6.000       09/01/2037        794,757         855,168
    FNMA Pool #AC1607                                         4.500       08/01/2039        950,977         991,552
    FNMA Pool #MA0533                                         4.000       10/01/2040      1,000,000       1,029,073
    GE Capital Commercial Mortgage Corp.,
      Ser. 2002-2A, Cl. A3                                    5.349       08/11/2036        500,000         528,178
    Global Tower Partners Acquisition Partners LLC,
      Ser. 2007-1A, Cl. E, 144A(2)                            6.223       05/15/2037      1,000,000       1,018,307
    GNMA CMO, Ser. 2002-88, Cl. GW                            5.500       09/20/2019      1,000,000       1,055,488
    GNMA CMO, Ser. 2010-102, Cl. IO(1)                        1.779       06/16/2052     11,393,001       1,001,212
    GNMA CMO, Ser. 2010-122, Cl. IO(1)                        1.471       02/16/2044     15,000,000       1,087,496
    GNMA Pool #443216                                         8.000       07/15/2027         16,650          19,617
    GNMA Pool #452827                                         7.500       02/15/2028         23,712          27,122
    GNMA Pool #457453                                         7.500       10/15/2027          6,865           7,843
    GNMA Pool #479743                                         7.500       11/15/2030         19,073          21,859
    GNMA Pool #511723                                         7.500       10/15/2030         21,841          25,032
    GNMA Pool #511778                                         7.500       11/15/2030         67,417          77,267
    GNMA Pool #529534                                         8.000       08/15/2030          8,784          10,396
    GNMA Pool #540356                                         7.000       05/15/2031         53,792          61,496
    GNMA Pool #542083                                         7.000       01/15/2031          7,757           8,868
    GNMA Pool #552466                                         6.500       03/15/2032         71,545          79,880
    GNMA Pool #574395                                         6.000       01/15/2032        462,971         508,041
    GNMA Pool #577653                                         6.000       08/15/2032         38,825          42,605
    GNMA Pool #585467                                         6.000       08/15/2032        124,827         136,979
    GNMA Pool #591025                                         6.500       10/15/2032         62,475          69,753
    GNMA Pool #717081                                         4.500       05/15/2039      1,767,243       1,862,728
    GNMA Pool #719238                                         4.000       07/15/2040      1,841,773       1,907,902
    GNMA Pool #721035                                         4.000       12/15/2039        142,881         148,011
    LB-UBS Commercial Mortgage Trust,
      Ser. 2006-C7, Cl. A2                                    5.300       11/15/2038      1,800,000       1,854,296
    Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB         5.325       12/15/2043        650,000         712,839
    Small Business Administration, Ser. 2006-10A, Cl. 1       5.524       03/10/2016        883,162         945,298
    Small Business Administration Participation
      Certificates, Ser. 2006-20C, Cl. 1                      5.570       03/01/2026        644,036         719,646

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                                                             Interest      Maturity      Principal
                    Description                                Rate          Date         Amount          Value
----------------------------------------------------         --------     ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (94.4%) (CONTINUED)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (40.0%) (CONTINUED)
      TIAA Seasoned Commercial Mortgage Trust,
        Ser. 2007-C4,Cl. A3(1)                                6.043%      08/15/2039    $   350,000    $    391,339
                                                                                                       ------------
                                                                                                         60,681,108
                                                                                                       ------------
  MUNICIPAL BOND (0.7%)
      Illinois State Toll Highway Authority                   6.184       01/01/2034      1,000,000       1,069,100
                                                                                                       ------------
  CORPORATE OBLIGATIONS (30.3%)
    Aerospace & Defense (0.7%)
      L-3 Communications Corp., Gtd. Notes                    5.875       01/15/2015        500,000         511,250
      L-3 Communications Corp., Ser. B                        6.375       10/15/2015        500,000         515,625
                                                                                                       ------------
                                                                                                          1,026,875
                                                                                                       ------------
    Airlines (0.6%)
      Continental Airlines 2006-1 Class G Pass-Through
        Trust, Ser. 061G, Pass-thru Certs.(1)                 0.646       06/02/2013        948,658         863,278
                                                                                                       ------------
    Banks (3.6%)
      Citigroup, Inc.                                         6.125       05/15/2018      1,000,000       1,091,012
      Goldman Sachs Group, Inc. (The), Sr. Unsec'd. Notes     7.500       02/15/2019      1,000,000       1,189,755
      Morgan Stanley, Sr. Unsec'd. Notes                      5.500       07/24/2020      1,000,000       1,030,218
      PNC Preferred Funding Trust III, Jr.
        Sub Notes, 144A(1,2)                                  8.700       03/29/2049      1,000,000       1,051,220
      Union Bank NA, Sr. Sub. Notes                           5.950       05/11/2016      1,000,000       1,099,442
                                                                                                       ------------
                                                                                                          5,461,647
                                                                                                       ------------
    Biotechnology (0.8%)
      BIO-RAD Laboratories, Inc., Sr. Sub. Notes              8.000       09/15/2016        125,000         135,625
      Life Technologies Corp., Sr. Notes                      6.000       03/01/2020      1,000,000       1,132,812
                                                                                                       ------------
                                                                                                          1,268,437
                                                                                                       ------------
    Building Materials (0.7%)
      Owens Corning, Gtd. Notes                               7.000       12/01/2036      1,025,000       1,032,243
                                                                                                       ------------
    Coal (0.5%)
      Consol Energy, Inc., Sr. Sec'd. Notes                   7.875       03/01/2012        665,000         704,900
                                                                                                       ------------
    Commercial Services (0.9%)
      Dyncorp International, Inc.,
        Sr. Unsec'd. Notes, 144A(2)                          10.375       07/01/2017        500,000         497,500
      ERAC USA Finance Co., Gtd. Notes, 144A(2)               5.600       05/01/2015        800,000         896,158
                                                                                                       ------------
                                                                                                          1,393,658
                                                                                                       ------------
    Diversified Financial Services (1.0%)
      Merrill Lynch & Co., Inc., Sr. Unsec'd. Notes, MTN(1)   0.666       11/01/2011        550,000         548,022
      Unison Ground Lease Funding LLC, Notes, 144A(2)         9.522       04/15/2020      1,000,000       1,027,080
                                                                                                       ------------
                                                                                                          1,575,102
                                                                                                       ------------
    Forest Products & Paper (0.7%)
      Abitibi-Consolidated, Inc., Sr. Unsec'd. Notes(3)       8.850       08/01/2030        800,000         100,000
      Weyerhaeuser Co., Sr. Unsec'd. Notes                    7.375       03/15/2032        900,000         916,566
                                                                                                       ------------
                                                                                                          1,016,566
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                                                             Interest      Maturity      Principal
                    Description                                Rate          Date         Amount          Value
----------------------------------------------------         --------     ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (94.4%) (CONTINUED)
  CORPORATE OBLIGATIONS (30.3%) (CONTINUED)
    Gas (0.5%)
      Southwest Gas Corp., Sr. Unsec'd. Notes                 7.625%      05/15/2012    $   650,000    $    704,865
                                                                                                       ------------
    Healthcare-Services (0.4%)
      Quest Diagnostics, Inc., Gtd. Notes                     6.950       07/01/2037        550,000         631,219
                                                                                                       ------------
    Home Builders (0.6%)
      Lennar Corp., Gtd. Notes                                6.950       06/01/2018      1,000,000         927,500
                                                                                                       ------------
    Insurance (0.9%)
      Nationwide Financial Services, Sr. Unsec'd. Notes       6.250       11/15/2011        700,000         726,765
      Willis North America, Inc., Gtd. Notes                  6.200       03/28/2017        600,000         639,344
                                                                                                       ------------
                                                                                                          1,366,109
                                                                                                       ------------
    Iron/Steel (0.6%)
      Reliance Steel & Aluminum Co., Gtd. Notes               6.850       11/15/2036        900,000         900,999
                                                                                                       ------------
    Leisure Time (0.4%)
      Royal Caribbean Cruises Ltd., Sr. Unsec'd. Notes        7.250       03/15/2018        600,000         612,750
                                                                                                       ------------
    Lodging (0.9%)
      MGM Mirage, Gtd. Notes                                  5.875       02/27/2014        500,000         427,500
      Wyndham Worldwide Corp., Sr. Unsec'd. Notes             5.750       02/01/2018      1,000,000       1,003,167
                                                                                                       ------------
                                                                                                          1,430,667
                                                                                                       ------------
    Machinery-Construction & Mining (0.8%)
      Joy Global, Inc., Gtd. Notes                            6.000       11/15/2016      1,135,000       1,242,969
                                                                                                       ------------
    Machinery-Diversified (0.7%)
      Case New Holland, Inc., Sr. Notes, 144A(2)              7.875       12/01/2017      1,000,000       1,086,250
                                                                                                       ------------
    Media (2.1%)
      Comcast Corp., Gtd. Notes                               6.400       03/01/2040      1,000,000       1,111,834
      COX Communications, Inc., Unsub. Notes                  7.625       06/15/2025      1,000,000       1,294,056
      Time Warner Cable, Inc., Gtd. Notes                     6.550       05/01/2037        650,000         733,058
                                                                                                       ------------
                                                                                                          3,138,948
                                                                                                       ------------
    Metal Fabricate/Hardware (0.6%)
      Commercial Metals Co., Sr. Unsec'd. Notes               7.350       08/15/2018        800,000         866,977
                                                                                                       ------------
    Miscellaneous Manufacturing (1.2%)
      GE Capital Trust I, Sub. Notes(1)                       6.375       11/15/2067        600,000         597,000
      Textron, Inc., Sr. Unsec'd. Notes                       7.250       10/01/2019      1,000,000       1,184,388
                                                                                                       ------------
                                                                                                          1,781,388
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                                                             Interest      Maturity      Principal
                    Description                                Rate          Date         Amount          Value
----------------------------------------------------         --------     ----------    -----------    ------------
LONG-TERM NOTES AND BONDS (94.4%) (CONTINUED)
  CORPORATE OBLIGATIONS (30.3%) (CONTINUED)
    Oil & Gas (3.1%)
      Pioneer Natural Resources Co., Gtd. Notes               7.200%      01/15/2028    $   600,000    $    618,653
      Pride International, Inc., Sr. Unsec'd. Notes           6.875       08/15/2020        500,000         544,375
      SEACOR Holdings, Inc., Sr. Unsec'd. Notes               5.875       10/01/2012        805,000         833,413
      Southwestern Energy Co., Sr. Notes                      7.500       02/01/2018        960,000       1,084,800
      Union Pacific Resources Group, Inc.,
        Sr. Unsec'd. Notes                                    7.050       05/15/2018        600,000         653,233
      Valero Energy Corp., Gtd. Notes                         6.625       06/15/2037      1,000,000       1,004,243
                                                                                                       ------------
                                                                                                          4,738,717
                                                                                                       ------------
    Pipelines (2.6%)
      Midcontinent Express Pipeline LLC,
        Sr. Unsec'd. Notes, 144A(2)                           6.700       09/15/2019      1,000,000       1,097,170
      Questar Pipeline Co., Sr. Unsec'd. Notes                5.830       02/01/2018        600,000         691,101
      Southern Star Central Corp., Sr. Notes                  6.750       03/01/2016        650,000         656,500
      Transcontinental Gas Pipe Line Co. LLC, Ser. B,
        Sr. Unsec'd. Notes                                    8.875       07/15/2012        600,000         672,629
      Williams Partners LP/Williams Partners Finance Corp.,
        Sr. Unsec'd. Notes                                    7.250       02/01/2017        700,000         833,806
                                                                                                       ------------
                                                                                                          3,951,206
                                                                                                       ------------
    REITS (0.4%)
      Nationwide Health Properties, Inc., Sr. Unsec'd. Notes  6.250       02/01/2013        600,000         650,894
                                                                                                       ------------
    Telecommunications (4.4%)
      America Movil SAB de CV, Gtd. Notes                     6.125       11/15/2037        750,000         829,524
      AT&T, Inc., Sr. Unsec'd Notes                           5.800       02/15/2019      1,000,000       1,192,041
      BellSouth Corp., Sr. Unsec'd. Notes                     6.550       06/15/2034        850,000         950,578
      Motorola, Inc., Sr. Unsec'd. Notes                      6.500       11/15/2028      1,000,000       1,061,765
      Sprint Capital Corp., Gtd. Notes                        6.875       11/15/2028        800,000         732,000
      Telecom Italia Capital SA, Gtd. Notes                   6.999       06/04/2018        600,000         689,235
      Verizon Communications, Gtd. Notes                      6.940       04/15/2028        600,000         693,575
      Virgin Media Finance PLC, Ser. 1, Gtd. Notes            9.500       08/15/2016        500,000         565,000
                                                                                                       ------------
                                                                                                          6,713,718
                                                                                                       ------------
    Transportation (0.6%)
      Viterra, Inc., Gtd. Notes, 144A(2)                      5.950       08/01/2020      1,000,000       1,005,291
                                                                                                       ------------
        Total corporate obligations (cost: $43,902,303)                                                  46,093,173
                                                                                                       ------------
        Total long-term notes and bonds (cost: $136,193,719)                                            143,434,279
                                                                                                       ------------
SHORT-TERM NOTES AND BONDS(4) (2.9%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (2.3%)
      Federal Home Loan Banks                                 1.625       07/27/2011        250,000         252,635
      U.S. Treasury Bill Discount Note                        0.350       10/21/2010        500,000         499,964
      U.S. Treasury Notes                                     0.875       03/31/2011      1,450,000       1,454,757
      U.S. Treasury Notes                                     1.125       06/30/2011        950,000         956,234
      U.S. Treasury Notes                                     1.000       07/31/2011        250,000         251,514
                                                                                                       ------------
        Total U.S. government & agency obligations (cost: $3,399,403)                                     3,415,104
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                                                             Interest      Maturity      Principal
                    Description                                Rate          Date         Amount          Value
----------------------------------------------------         --------     ----------    -----------    ------------
SHORT-TERM NOTES AND BONDS(4) (2.9%) (CONTINUED)
  CORPORATE OBLIGATIONS (0.6%)
    Banks (0.1%)
      JPMorgan Chase & Co., Sub. Notes                        6.750%      02/01/2011    $    37,000    $     37,737
      US Bank NA, Sub. Notes, MTN                             6.375       08/01/2011         37,000          38,762
                                                                                                       ------------
                                                                                                             76,499
                                                                                                       ------------
    Media (0.0%)
      CBS Corp., Gtd. Notes                                   6.625       05/15/2011          3,000           3,103
                                                                                                       ------------
    Office Furnishings (0.4%)
      Steelcase, Inc., Sr. Unsec'd. Notes                     6.500       08/15/2011        650,000         669,172
                                                                                                       ------------
    Telecommunications (0.1%)
      AT&T, Inc., Sr. Unsec'd. Notes                          6.250       03/15/2011         37,000          37,936
      British Telecommunications PLC, Sr. Unsec'd. Notes      9.375       12/15/2010         37,000          37,584
      Sprint Capital Corp., Gtd. Notes                        7.625       01/30/2011         37,000          37,601
                                                                                                       ------------
                                                                                                            113,121
                                                                                                       ------------
    Miscellaneous (0.0%)
      Quebec Province, Ser. PJ, Unsec'd. Notes                6.125       01/22/2011         37,000          37,653
                                                                                                       ------------
        Total corporate obligations (cost: $876,969)                                                        899,548
                                                                                                       ------------
        Total short-term notes and bonds (cost: $4,276,372)                                               4,314,652
                                                                                                       ------------

                                                                                            Shares
                                                                                           --------
MONEY MARKET MUTUAL FUND (2.6%)
      BlackRock Liquidity TempFund Portfolio                                              4,000,000       4,000,000
                                                                                                       ------------
        Total money market mutual fund (cost: $4,000,000)                                                 4,000,000
                                                                                                       ------------
TOTAL INVESTMENTS(5) (100.6%) (COST: $145,519,966)                                                      152,795,291

LIABILITIES IN EXCESS OF OTHER ASSETS (0.6%)                                                               (910,103)
                                                                                                       ------------
NET ASSETS (100.0%)                                                                                    $151,885,188
                                                                                                       ============

(1) Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.

(2) Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(3) Represents issuer in default on interest payment; non-income producing security.

(4) The interest rate for short-term notes reflects the yields for those securities as of September 30, 2010.

(5) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of September 30, 2010. See table below.

                                                             TOTAL NET
                                                             UNREALIZED
  TAX BASIS         APPRECIATION        DEPRECIATION        APPRECIATION
------------        ------------        ------------        ------------
$145,540,720         $8,230,629          $(976,058)          $7,254,571

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                   INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - quoted prices in active markets for identical securities

    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's assets carried at fair value:

                                                        LEVEL 1              LEVEL 2            LEVEL 3              TOTAL
                                                      ----------          ------------         --------          ------------
Investments in Securities*
    Preferred Stock                                   $1,046,360          $          -         $      -          $  1,046,360
    U.S. Government & Agency Obligations                       -            38,002,457                -            38,002,457
    Mortgage-Backed and Assets-Backed Securities               -            61,684,653                -            61,684,653
    Municipal Bond                                             -             1,069,100                -             1,069,100
    Corporate Obligations                                      -            46,992,721                -            46,992,721
    Money Market Mutual Funds                          4,000,000                     -                -             4,000,000
                                                      ----------          ------------         --------          ------------
    Total                                             $5,046,360          $147,748,931         $      -          $152,795,291
                                                      ==========          ============         ========          ============

It is the Investment Grade Bond Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The
Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

As of September 30, 2010 and December 31, 2009, there have been no changes in the valuation methodologies and the Investment Grade Bond Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                            ASSET DIRECTOR PORTFOLIO
                         SEPTEMBER 30, 2010 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
PREFERRED STOCK (0.2%)
  Banks (0.2%)
    Santander Finance Preferred SA Unipersonal                                               17,500    $    494,900
                                                                                                       ------------
      Total preferred stock (cost: $496,562)                                                                494,900
                                                                                                       ------------
COMMON STOCKS (61.4%)
  Aerospace & Defense (2.7%)
    General Dynamics Corp.                                                                   27,900       1,752,399
    Precision Castparts Corp.                                                                47,200       6,010,920
                                                                                                       ------------
                                                                                                          7,763,319
                                                                                                       ------------
  Agriculture (0.8%)
    Archer-Daniels-Midland Co.                                                               71,100       2,269,512
                                                                                                       ------------
  Apparel (2.8%)
    Columbia Sportswear Co.                                                                  59,900       3,500,556
    Wolverine World Wide, Inc.                                                              157,850       4,579,228
                                                                                                       ------------
                                                                                                          8,079,784
                                                                                                       ------------
  Auto Parts and Equipment (2.2%)
    Magna International, Inc., Class A                                                       77,300       6,358,698
                                                                                                       ------------
  Automotive Components (0.5%)
    Harley-Davidson, Inc.                                                                    49,300       1,402,092
                                                                                                       ------------
  Banks (2.9%)
    Bank of Hawaii Corp.                                                                     39,700       1,783,324
    Citigroup, Inc.(1)                                                                       66,228         258,289
    JPMorgan Chase & Co.                                                                     79,640       3,031,895
    Northern Trust Corp.                                                                     25,600       1,234,944
    U.S. Bancorp                                                                             99,200       2,144,704
                                                                                                       ------------
                                                                                                          8,453,156
                                                                                                       ------------
  Beverages (1.7%)
    The Coca-Cola Co.                                                                        85,500       5,003,460
                                                                                                       ------------
  Biotechnology (0.8%)
    Amgen, Inc.(1)                                                                           43,600       2,402,796
                                                                                                       ------------
  Chemicals (0.7%)
    Dow Chemical Co.                                                                         73,800       2,026,548
                                                                                                       ------------
  Commercial Services (0.5%)
    Robert Half International, Inc.                                                          50,600       1,315,600
                                                                                                       ------------
  Computers (1.9%)
    Dell, Inc.(1)                                                                           202,200       2,620,512
    Hewlett-Packard Co.                                                                      68,167       2,867,786
                                                                                                       ------------
                                                                                                          5,488,298
                                                                                                       ------------
  Diversified Financial Services (1.7%)
    Federated Investors, Inc., Class B                                                      116,000       2,640,160
    Investment Technology Group, Inc.(1)                                                    170,100       2,418,822
                                                                                                       ------------
                                                                                                          5,058,982
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
COMMON STOCKS (61.4%) (CONTINUED)
  Electronics (1.0%)
    FLIR Systems, Inc.(1)                                                                   110,500    $  2,839,850
                                                                                                       ------------
  Food (0.2%)
    Fresh Del Monte Produce, Inc.(1)                                                         26,600         577,220
                                                                                                       ------------
  Hand/Machine Tools (0.3%)
    Baldor Electric Co.                                                                      25,200       1,018,080
                                                                                                       ------------
  Healthcare-Products (4.4%)
    Baxter International, Inc.                                                               41,800       1,994,278
    Johnson & Johnson                                                                        84,400       5,229,424
    Medtronic, Inc.                                                                         105,900       3,556,122
    Zimmer Holdings, Inc.(1)                                                                 38,200       1,999,006
                                                                                                       ------------
                                                                                                         12,778,830
                                                                                                       ------------
  Insurance (1.1%)
    Aegon NV(1)                                                                             513,386       3,075,182
                                                                                                       ------------
  Iron/Steel (1.1%)
    Nucor Corp.                                                                              87,300       3,334,860
                                                                                                       ------------
  Machinery-Diversified (0.9%)
    Cummins, Inc.                                                                            29,500       2,672,110
                                                                                                       ------------
  Mining (0.6%)
    Alcoa, Inc.                                                                             151,300       1,832,243
                                                                                                       ------------
  Miscellaneous Manufacturing (5.6%)
    Carlisle Cos., Inc.                                                                     126,400       3,785,680
    Crane Co.                                                                               101,500       3,850,910
    General Electric Co.                                                                    240,100       3,901,625
    Illinois Tool Works, Inc.                                                                98,900       4,650,278
                                                                                                       ------------
                                                                                                         16,188,493
                                                                                                       ------------
  Oil & Gas (6.3%)
    ConocoPhillips                                                                           85,800       4,927,494
    Exxon Mobil Corp.                                                                        27,700       1,711,583
    Royal Dutch Shell PLC ADR                                                                91,750       5,532,525
    Tidewater, Inc.                                                                         108,750       4,873,087
    Valero Energy Corp.                                                                      78,400       1,372,784
                                                                                                       ------------
                                                                                                         18,417,473
                                                                                                       ------------
  Pharmaceuticals (4.3%)
    McKesson Corp.                                                                           79,300       4,899,154
    Merck & Co., Inc.                                                                        81,700       3,007,377
    Pfizer, Inc.                                                                            266,400       4,574,088
                                                                                                       ------------
                                                                                                         12,480,619
                                                                                                       ------------
  Retail (4.0%)
    Bed Bath & Beyond, Inc.(1)                                                               98,300       4,267,203
    Best Buy Co., Inc.                                                                       79,900       3,262,317
    Home Depot, Inc.                                                                         69,100       2,189,088
    Kohl's Corp.(1)                                                                          35,400       1,864,872
                                                                                                       ------------
                                                                                                         11,583,480
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
COMMON STOCKS (61.4%) (CONTINUED)
  Semiconductors (4.3%)
    Applied Materials, Inc.                                                                 274,100    $  3,201,488
    Intel Corp.                                                                             267,000       5,134,410
    Texas Instruments, Inc.                                                                 159,700       4,334,258
                                                                                                       ------------
                                                                                                         12,670,156
                                                                                                       ------------
  Software (1.1%)
    Autodesk, Inc.(1)                                                                       101,400       3,241,758
                                                                                                       ------------
  Telecommunications (4.1%)
    Cisco Systems, Inc.(1)                                                                  165,600       3,626,640
    Nokia OYJ ADR                                                                           270,800       2,716,124
    Telefonos de Mexico, Class L ADR                                                        215,400       3,215,922
    Telmex Internacional ADR                                                                131,800       2,426,702
                                                                                                       ------------
                                                                                                         11,985,388
                                                                                                       ------------
  Toys/Games/Hobbies (0.7%)
    Mattel, Inc.                                                                             89,800       2,106,708
                                                                                                       ------------
  Transportation (2.2%)
    Norfolk Southern Corp.                                                                   55,000       3,273,050
    Werner Enterprises, Inc.                                                                158,500       3,247,665
                                                                                                       ------------
                                                                                                          6,520,715
                                                                                                       ------------
      Total common stocks (cost: $174,220,306)                                                          178,945,410
                                                                                                       ------------

                                                             Interest      Maturity       Principal
                                                               Rate          Date          Amount
                                                             --------     ----------     ----------
LONG-TERM NOTES AND BONDS (30.5%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (7.2%)
      Federal Farm Credit Bank                                2.625%      04/17/2014     $1,000,000       1,054,036
      Federal Home Loan Banks                                 4.875       09/08/2017        500,000         583,667
      FHLMC                                                   3.750       03/27/2019        750,000         815,515
      FNMA                                                    4.000       04/15/2013        380,000         411,086
      U.S. Treasury Bonds                                     6.000       02/15/2026        400,000         540,125
      U.S. Treasury Bonds                                     5.375       02/15/2031        325,000         418,438
      U.S. Treasury Bonds                                     4.500       02/15/2036        250,000         287,461
      U.S. Treasury Bonds                                     4.250       05/15/2039        300,000         329,813
      U.S. Treasury Bonds                                     4.375       11/15/2039        550,000         617,031
      U.S. Treasury Bonds                                     3.875       08/15/2040        100,000         103,375
      U.S. Treasury Notes                                     0.750       11/30/2011        700,000         703,527
      U.S. Treasury Notes                                     1.000       03/31/2012        700,000         706,916
      U.S. Treasury Notes                                     1.875       06/15/2012      1,675,000       1,717,987
      U.S. Treasury Notes                                     1.750       08/15/2012        400,000         410,047
      U.S. Treasury Notes                                     0.375       08/31/2012        600,000         599,555
      U.S. Treasury Notes                                     1.125       12/15/2012        775,000         785,898
      U.S. Treasury Notes                                     3.625       05/15/2013      1,200,000       1,298,437
      U.S. Treasury Notes                                     2.250       05/31/2014      1,825,000       1,917,675
      U.S. Treasury Notes                                     2.625       07/31/2014        675,000         718,558
      U.S. Treasury Notes                                     2.125       11/30/2014        700,000         731,609
      U.S. Treasury Notes                                     2.500       03/31/2015        800,000         848,312

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                                                             Interest      Maturity       Principal
                    Description                                Rate          Date          Amount         Value
----------------------------------------------------         --------     ----------     ----------    ------------
LONG-TERM NOTES AND BONDS (30.5%) (CONTINUED)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (7.2%) (CONTINUED)
      U.S. Treasury Notes                                     1.250%      08/31/2015     $  500,000    $    499,844
      U.S. Treasury Notes                                     3.250       07/31/2016        125,000         136,807
      U.S. Treasury Notes                                     2.750       11/30/2016      1,200,000       1,275,000
      U.S. Treasury Notes                                     4.625       02/15/2017        500,000         587,735
      U.S. Treasury Notes                                     3.125       04/30/2017        250,000         270,527
      U.S. Treasury Notes                                     3.125       05/15/2019      1,750,000       1,859,511
      U.S. Treasury Notes                                     3.375       11/15/2019        600,000         646,360
      U.S. Treasury Notes                                     2.625       08/15/2020        250,000         252,344
                                                                                                       ------------
        Total U.S. government & agency obligations (cost: $19,964,263)                                   21,127,196
                                                                                                       ------------
 MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (14.2%)
      Banc of America Commercial Mortgage, Inc.,
        Ser. 2006-5, Cl. AAB                                  5.379       09/10/2047        500,000         537,941
      Bear Stearns Commercial Mortgage Securities,
        Ser. 2006-PW13, Cl. A3                                5.518       09/11/2041        705,000         748,526
      Bear Stearns Commercial Mortgage Securities,
        Ser. 2006-PW13, Cl. AAB                               5.530       09/11/2041        700,000         766,701
      Bear Stearns Commercial Mortgage Securities,
        Ser. 2006-PW14, Cl. A3                                5.209       12/11/2038        400,000         425,106
      Bear Stearns Commercial Mortgage Securities,
        Ser. 2006-T24, Cl. AAB                                5.533       10/12/2041        450,000         495,738
      Bear Stearns Commercial Mortgage Securities,
        Ser. 2007-PW15, Cl. AAB                               5.315       02/11/2044        350,000         379,891
      CenterPoint Energy Transition Bond Co. LLC,
        Ser. 2005-A, Cl. A2                                   4.970       08/01/2014        225,059         234,216
      Commercial Mortgage Pass-Through Certificates,
        Ser. 2006- C8, Cl. AAB                                5.291       12/10/2046        350,000         381,970
      CSFB Mortgage Securities Corp.,
        Ser. 2005-C5, Cl. AAB(2)                              5.100       08/15/2038        800,000         853,721
      FHLMC, TBA                                              3.500       10/15/2025      1,000,000       1,031,562
      FHLMC CMO, Ser. 2002-2424, Cl. OG                       6.000       03/15/2017        219,435         238,856
      FHLMC CMO, Ser. 2005-2947, Cl. VA                       5.000       03/15/2016        283,621         302,741
      FHLMC CMO, Ser. 2007-3259, Cl. EA                       5.000       05/15/2027         88,505          88,512
      FHLMC CMO, Ser. 2009-3589, Cl. PA                       4.500       09/15/2039      1,267,026       1,349,948
      FHLMC Gold Pool #A11823                                 5.000       08/01/2033        312,159         330,761
      FHLMC Gold Pool #A14499                                 6.000       10/01/2033        128,520         140,839
      FHLMC Gold Pool #A16641                                 5.500       12/01/2033        315,928         339,054
      FHLMC Gold Pool #A42106                                 6.500       01/01/2036        523,222         583,257
      FHLMC Gold Pool #A42908                                 6.000       02/01/2036        110,046         118,565
      FHLMC Gold Pool #A45057                                 6.500       05/01/2036        183,509         201,676
      FHLMC Gold Pool #A51101                                 6.000       07/01/2036        160,014         172,402
      FHLMC Gold Pool #A56247                                 6.000       01/01/2037        497,587         536,110
      FHLMC Gold Pool #A58278                                 5.000       03/01/2037        481,585         506,268
      FHLMC Gold Pool #A58965                                 5.500       04/01/2037        569,353         604,326
      FHLMC Gold Pool #A71576                                 6.500       01/01/2038        213,925         233,392
      FHLMC Gold Pool #A91064                                 4.500       02/01/2040      1,913,208       1,991,849
      FHLMC Gold Pool #B12969                                 4.500       03/01/2019        274,320         291,373
      FHLMC Gold Pool #B19462                                 5.000       07/01/2020        237,388         253,147
      FHLMC Gold Pool #C01086                                 7.500       11/01/2030          6,861           7,543
      FHLMC Gold Pool #C01271                                 6.500       12/01/2031         22,615          25,111
      FHLMC Gold Pool #C01302                                 6.500       11/01/2031         15,634          17,359

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                                                             Interest      Maturity       Principal
                    Description                                Rate          Date          Amount         Value
----------------------------------------------------         --------     ----------     ----------    ------------
LONG-TERM NOTES AND BONDS (30.5%) (CONTINUED)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (14.2%) (CONTINUED)
      FHLMC Gold Pool #C01676                                 6.000%      11/01/2033     $  510,007    $    558,895
      FHLMC Gold Pool #C03478                                 4.500       06/01/2040      1,937,877       2,017,533
      FHLMC Gold Pool #C14872                                 6.500       09/01/2028          9,510          10,559
      FHLMC Gold Pool #C20853                                 6.000       01/01/2029        272,135         299,752
      FHLMC Gold Pool #C56017                                 6.500       03/01/2031        178,648         198,360
      FHLMC Gold Pool #C61802                                 5.500       12/01/2031         46,139          49,504
      FHLMC Gold Pool #C65255                                 6.500       03/01/2032         15,178          16,853
      FHLMC Gold Pool #C67071                                 6.500       05/01/2032         13,817          15,296
      FHLMC Gold Pool #C68790                                 6.500       07/01/2032         40,583          45,061
      FHLMC Gold Pool #C74741                                 6.000       12/01/2032         46,337          50,865
      FHLMC Gold Pool #C79886                                 6.000       05/01/2033        132,342         145,027
      FHLMC Gold Pool #E00543                                 6.000       04/01/2013          6,379           6,900
      FHLMC Gold Pool #E00878                                 6.500       07/01/2015          8,418           8,971
      FHLMC Gold Pool #E01007                                 6.000       08/01/2016         16,605          17,862
      FHLMC Gold Pool #E77962                                 6.500       07/01/2014          8,833           9,560
      FHLMC Gold Pool #E85127                                 6.000       08/01/2016          9,587          10,389
      FHLMC Gold Pool #E85353                                 6.000       09/01/2016         39,514          42,822
      FHLMC Gold Pool #E95159                                 5.500       03/01/2018         55,978          60,453
      FHLMC Gold Pool #E95734                                 5.000       03/01/2018        303,015         323,414
      FHLMC Gold Pool #G01477                                 6.000       12/01/2032        291,963         320,703
      FHLMC Gold Pool #G01727                                 6.000       08/01/2034        723,195         792,518
      FHLMC Gold Pool #G02060                                 6.500       01/01/2036        503,393         552,408
      FHLMC Gold Pool #G08016                                 6.000       10/01/2034        612,971         668,281
      FHLMC Gold Pool #G08087                                 6.000       10/01/2035        157,254         169,675
      FHLMC Gold Pool #G11753                                 5.000       08/01/2020        336,052         358,360
      FHLMC Gold Pool #J05930                                 5.500       03/01/2021        250,675         269,895
      FNMA Pool #357269                                       5.500       09/01/2017        140,339         152,184
      FNMA Pool #357637                                       6.000       11/01/2034        410,914         448,570
      FNMA Pool #545929                                       6.500       08/01/2032         42,450          47,366
      FNMA Pool #555591                                       5.500       07/01/2033        112,278         120,635
      FNMA Pool #574922                                       6.000       04/01/2016          2,394           2,590
      FNMA Pool #579170                                       6.000       04/01/2016         13,727          14,852
      FNMA Pool #584953                                       7.500       06/01/2031          6,072           6,937
      FNMA Pool #651220                                       6.500       07/01/2032         17,629          19,670
      FNMA Pool #725793                                       5.500       09/01/2019        589,811         639,596
      FNMA Pool #910446                                       6.500       01/01/2037        102,992         113,073
      FNMA Pool #914468                                       5.500       04/01/2037        905,470         963,338
      FNMA Pool #915258                                       5.500       04/01/2037        984,779       1,047,716
      FNMA Pool #922224                                       5.500       12/01/2036        571,631         613,848
      FNMA Pool #936760                                       5.500       06/01/2037        778,039         827,763
      FNMA Pool #940624                                       6.000       08/01/2037      1,279,957       1,377,250
      FNMA Pool #942956                                       6.000       09/01/2037        397,378         427,584
      FNMA Pool #945882                                       6.000       08/01/2037        865,584         931,380
      FNMA Pool #AC8326                                       5.000       07/01/2040        997,649       1,050,864
      FNMA Pool #AE2575                                       4.000       09/01/2040      1,000,000       1,029,073
      GE Capital Commercial Mortgage Corp.,
        Ser. 2002-2A, Cl. A3                                  5.349       08/11/2036        500,000         528,178
      Global Tower Partners Acquisition Partners LLC,
        Ser. 2007-1A, Cl. E, 144A(3)                          6.223       05/15/2037      1,000,000       1,018,307

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                                                             Interest      Maturity       Principal
                    Description                                Rate          Date          Amount         Value
----------------------------------------------------         --------     ----------     -----------   ------------
LONG-TERM NOTES AND BONDS (30.5%) (CONTINUED)
  MORTGAGE-BACKED AND ASSETS-BACKED SECURITIES (14.2%) (CONTINUED)
      GNMA CMO, Ser. 2010-22, Cl. AD                          3.633%      10/16/2039     $ 1,000,000   $  1,053,575
      GNMA CMO, Ser. 2010-122, Cl. IO(2)                      1.471       02/16/2044      15,000,000      1,087,496
      GNMA CMO, Ser. 2010-102, Cl. IO(2)                      1.779       06/16/2052      11,093,185        974,865
      GNMA Pool #424578                                       6.500       04/15/2026          67,905         75,562
      GNMA Pool #431962                                       6.500       05/15/2026          15,808         17,590
      GNMA Pool #436741                                       7.500       01/15/2027          20,010         22,860
      GNMA Pool #443216                                       8.000       07/15/2027           8,710         10,262
      GNMA Pool #479743                                       7.500       11/15/2030          19,073         21,859
      GNMA Pool #511778                                       7.500       11/15/2030          26,381         30,235
      GNMA Pool #542083                                       7.000       01/15/2031          38,783         44,337
      GNMA Pool #552466                                       6.500       03/15/2032          33,388         37,278
      GNMA Pool #555179                                       7.000       12/15/2031          16,077         18,380
      GNMA Pool #574395                                       6.000       01/15/2032          45,390         49,808
      GNMA Pool #727811                                       4.500       07/15/2040         996,438      1,050,275
      GNMA Pool #739222                                       4.000       07/15/2040         471,923        488,868
      GNMA Pool #741125                                       4.000       07/15/2040         123,472        127,905
      GNMA Pool #741872                                       4.000       05/15/2040         398,211        412,508
      LB-UBS Commercial Mortgage Trust, Ser. 2006-C7, Cl. A2  5.300       11/15/2038       1,200,000      1,236,197
      Morgan Stanley Capital I, Ser. 2006-IQ12, Cl. AAB       5.325       12/15/2043         350,000        383,836
      Small Business Administration, Ser. 2006-10A, Cl. 1     5.524       03/10/2016         441,581        472,649
      Small Business Administration Participation
        Certificates, Ser. 2006-20C, Cl. 1                    5.570       03/01/2026         322,018        359,823
      TIAA Seasoned Commercial Mortgage Trust,
        Ser. 2007-C4, Cl. A3(2)                               6.043       08/15/2039         650,000        726,772
                                                                                                       ------------
          Total mortgage-backed and assets-backed securities
            (cost: $39,186,535)                                                                          41,292,091
                                                                                                       ------------
  MUNICIPAL BOND (0.2%)
      Maryland State Transportation Authority                 5.754       07/01/2041         500,000        556,295
                                                                                                       ------------
          Total municipal bond (cost: $515,691)                                                             556,295
                                                                                                       ------------
  CORPORATE OBLIGATIONS (8.9%)
    Aerospace & Defense (0.3%)
      L-3 Communications Corp., Gtd. Notes                    5.875       01/15/2015         850,000        869,125
                                                                                                       ------------
    Airlines (0.3%)
      Continental Airlines 2006-1 Class G Pass-Through
        Trust, Ser. 061G, Pass-thru Certs.(2)                 0.646       06/02/2013         948,658        863,278
                                                                                                       ------------
    Banks (0.6%)
      Morgan Stanley, Sr. Unsec'd. Notes, MTN                 5.625       09/23/2019         500,000        520,575
      Union Bank NA, Sr. Sub. Notes, MTN                      5.950       05/11/2016       1,000,000      1,099,442
                                                                                                       ------------
                                                                                                          1,620,017
                                                                                                       ------------
    Biotechnology (0.4%)
      Life Technologies Corp., Sr. Notes                      6.000       03/01/2020       1,000,000      1,132,812
                                                                                                       ------------
    Building Materials (0.4%)
      Owens Corning, Gtd. Notes                               7.000       12/01/2036       1,000,000      1,007,066
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                                                             Interest      Maturity       Principal
                    Description                                Rate          Date          Amount         Value
----------------------------------------------------         --------     ----------     ----------    ------------
LONG-TERM NOTES AND BONDS (30.5%) (CONTINUED)
  CORPORATE OBLIGATIONS (8.9%) (CONTINUED)
    Commercial Services (0.1%)
      ERAC USA Finance Co., Gtd. Notes, 144A(3)               5.600%      05/01/2015     $  200,000    $    224,040
                                                                                                       ------------
    Diversified Financial Services (0.5%)
      Citifinancial, Inc., Sr. Unsec'd. Notes                 6.625       06/01/2015         75,000          83,259
      Merrill Lynch & Co., Inc., Sr. Unsec'd. Notes, MTN(2)   0.666       11/01/2011        450,000         448,382
      Unison Ground Lease Funding LLC, Notes, 144A(3)         9.522       04/15/2020      1,000,000       1,027,080
                                                                                                       ------------
                                                                                                          1,558,721
                                                                                                       ------------
    Forest Products & Paper (0.1%)
      Abitibi-Consolidated, Inc., Sr. Unsec'd. Notes(4)       8.850       08/01/2030        200,000          25,000
      Weyerhaeuser Co., Sr. Unsec'd. Notes                    7.375       03/15/2032        300,000         305,522
                                                                                                       ------------
                                                                                                            330,522
                                                                                                       ------------
    Gas (0.1%)
      Southwest Gas Corp., Sr. Unsec'd. Notes                 7.625       05/15/2012        350,000         379,543
                                                                                                       ------------
    Healthcare-Products (0.1%)
      Hospira, Inc., Sr. Unsec'd. Notes                       5.900       06/15/2014        300,000         339,343
                                                                                                       ------------
    Healthcare-Services (0.2%)
      Quest Diagnostics, Inc., Gtd. Notes                     6.950       07/01/2037        450,000         516,451
                                                                                                       ------------
    Home Builders (0.3%)
      Lennar Corp., Gtd. Notes                                6.950       06/01/2018      1,000,000         927,500
                                                                                                       ------------
    Insurance (0.3%)
      Nationwide Financial Services, Sr. Unsec'd. Notes       6.250       11/15/2011        300,000         311,471
      Willis North America, Inc., Gtd. Notes                  6.200       03/28/2017        500,000         532,787
                                                                                                       ------------
                                                                                                            844,258
                                                                                                       ------------
    Iron/Steel (0.2%)
      Reliance Steel & Aluminum Co., Gtd. Notes               6.850       11/15/2036        600,000         600,666
                                                                                                       ------------
    Leisure Time (0.1%)
      Royal Caribbean Cruises Ltd., Sr. Unsec'd. Notes        7.250       03/15/2018        400,000         408,500
                                                                                                       ------------
    Lodging (0.2%)
      MGM Mirage, Gtd. Notes                                  5.875       02/27/2014        500,000         427,500
                                                                                                       ------------
    Machinery-Diversified (0.4%)
      Case New Holland, Inc., Sr. Notes, 144A(3)              7.875       12/01/2017      1,000,000       1,086,250
                                                                                                       ------------
    Media (0.8%)
      Comcast Corp., Gtd. Notes                               6.400       03/01/2040      1,000,000       1,111,834
      COX Communications, Inc., Unsub. Notes                  7.625       06/15/2025        443,000         573,267
      Time Warner Cable, Inc., Gtd. Notes                     6.550       05/01/2037        600,000         676,668
                                                                                                       ------------
                                                                                                          2,361,769
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                                                             Interest      Maturity       Principal
                    Description                                Rate          Date          Amount         Value
----------------------------------------------------         --------     ----------     -----------   ------------
LONG-TERM NOTES AND BONDS (30.5%) (CONTINUED)
  CORPORATE OBLIGATIONS (8.9%) (CONTINUED)
    Metal Fabricate/Hardware (0.3%)
      Commercial Metals Co., Sr. Unsec'd. Notes               7.350%      08/15/2018     $   700,000   $    758,605
                                                                                                       ------------
    Miscellaneous Manufacturing (0.3%)
      GE Capital Trust I, Sub. Notes(2)                       6.375       11/15/2067         400,000        398,000
      Textron, Inc., Sr. Unsec'd. Notes                       7.250       10/01/2019         500,000        592,194
                                                                                                       ------------
                                                                                                            990,194
                                                                                                       ------------
    Oil & Gas (0.7%)
      Pioneer Natural Resources Co., Gtd. Notes               7.200       01/15/2028         400,000        412,435
      Pride International, Inc., Sr. Unsec'd. Notes           6.875       08/15/2020         500,000        544,375
      SEACOR Holdings, Inc., Sr. Unsec'd. Notes               5.875       10/01/2012         400,000        414,118
      Union Pacific Resources Group, Inc.,
        Sr. Unsec'd. Notes                                    7.050       05/15/2018         250,000        272,181
      Valero Energy Corp., Gtd. Notes                         6.625       06/15/2037         500,000        502,122
                                                                                                       ------------
                                                                                                          2,145,231
                                                                                                       ------------
    Pipelines (1.0%)
      Midcontinent Express Pipeline LLC,
        Sr. Unsec'd. Notes, 144A(3)                           6.700       09/15/2019       1,000,000      1,097,170
      Questar Pipeline Co., Sr. Unsec'd. Notes                5.830       02/01/2018         400,000        460,733
      Southern Star Central Corp., Sr. Notes                  6.750       03/01/2016         375,000        378,750
      Transcontinental Gas Pipe Line Co. LLC,
        Ser. B, Sr. Unsec'd. Notes                            8.875       07/15/2012         400,000        448,419
      Williams Partners LP/Williams Partners
        Finance Corp., Sr. Unsec'd. Notes                     7.250       02/01/2017         550,000        655,134
                                                                                                       ------------
                                                                                                          3,040,206
                                                                                                       ------------
    REITS (0.2%)
      Nationwide Health Properties, Inc.,
        Sr. Unsec'd. Notes                                    6.250       02/01/2013         400,000        433,929
                                                                                                       ------------
    Telecommunications (0.8%)
      BellSouth Corp., Sr. Unsec'd. Notes                     6.550       06/15/2034         400,000        447,331
      Sprint Capital Corp., Gtd. Notes                        6.875       11/15/2028         400,000        366,000
      Telecom Italia Capital SA, Gtd. Notes                   6.999       06/04/2018         400,000        459,490
      Verizon Communications, Gtd. Notes                      6.940       04/15/2028         350,000        404,585
      Virgin Media Finance PLC, Ser. 1, Gtd. Notes            9.500       08/15/2016         500,000        565,000
                                                                                                       ------------
                                                                                                          2,242,406
                                                                                                       ------------
    Transportation (0.3%)
      Viterra, Inc., Gtd. Notes, 144A(3)                      5.950       08/01/2020       1,000,000      1,005,291
                                                                                                       ------------
        Total corporate obligations (cost: $24,727,982)                                                  26,113,223
                                                                                                       ------------
        Total long-term notes and bonds (cost: $84,394,471)                                              89,088,805
                                                                                                       ------------
SHORT-TERM NOTES AND BONDS(5) (1.0%)
  U.S. GOVERNMENT & AGENCY OBLIGATIONS (0.9%)
      Federal Home Loan Banks                                 1.625       07/27/2011         250,000        252,635
      U.S. Treasury Bill Discount Note                        0.300       11/18/2010         275,000        274,954
      U.S. Treasury Notes                                     0.875       05/31/2011       1,575,000      1,581,891
      U.S. Treasury Notes                                     1.000       07/31/2011         550,000        553,330
                                                                                                       ------------
        Total U.S. government & agency obligations (cost: $2,646,264)                                  $  2,662,810
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                                                             Interest      Maturity       Principal
                    Description                                Rate          Date          Amount         Value
----------------------------------------------------         --------     ----------     ----------    ------------
SHORT-TERM NOTES AND BONDS(5) (1.0%) (CONTINUED)
  CORPORATE OBLIGATIONS (0.1%)
    Banks (0.0%)
      JPMorgan Chase & Co., Sub. Notes                        6.750%      02/01/2011     $    7,000    $      7,140
      US Bank NA, Sub. Notes, MTN                             6.375       08/01/2011          7,000           7,333
                                                                                                       ------------
                                                                                                             14,473
                                                                                                       ------------
    Office Furnishings (0.1%)
      Steelcase, Inc., Sr. Unsec'd. Notes                     6.500       08/15/2011        350,000         360,324
                                                                                                       ------------
    Telecommunications (0.0%)
      AT&T, Inc., Sr. Unsec'd. Notes                          6.250       03/15/2011          7,000           7,177
      British Telecommunications PLC, Sr. Unsec'd. Notes      9.375       12/15/2010          7,000           7,110
      Sprint Capital Corp., Gtd. Notes                        7.625       01/30/2011          7,000           7,114
                                                                                                       ------------
                                                                                                             21,401
                                                                                                       ------------
    Miscellaneous (0.0%)
      Quebec Province, Ser. PJ, Unsec'd. Notes                6.125       01/22/2011          7,000           7,124
                                                                                                       ------------
        Total corporate obligations (cost: $392,236)                                                        403,322
                                                                                                       ------------
        Total short-term notes and bonds (cost: $3,038,500)                                               3,066,132
                                                                                                       ------------

                                                                                             Shares
                                                                                           ---------
MONEY MARKET MUTUAL FUND (2.5%)
      BlackRock Liquidity TempFund Portfolio                                               7,400,000      7,400,000
                                                                                                       ------------
        Total money market mutual fund (cost: $7,400,000)                                                 7,400,000
                                                                                                       ------------
MUTUAL FUNDS (4.5%)
      iShares Russell Midcap Growth Index Fund                                                59,200      2,949,344
      iShares S&P 500 Growth Index Fund                                                       47,800      2,837,886
      iShares S&P Midcap 400 Growth Index Fund                                                27,000      2,378,700
      iShares S&P Smallcap 600 Growth Index Fund                                              10,700        668,429
      Vanguard Growth Index Fund                                                             159,200      4,171,040
                                                                                                       ------------
        Total mutual funds (cost: 12,190,017)                                                            13,005,399
                                                                                                       ------------
TOTAL INVESTMENTS(6) (100.1%) (COST: $281,739,856)                                                      292,000,646

LIABILITIES IN EXCESS OF OTHER ASSETS (0.1%)                                                               (308,452)
                                                                                                       ------------
NET ASSETS (100.0%)                                                                                    $291,692,194
                                                                                                       ============

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                      ASSET DIRECTOR PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

(1) Non-Income producing securities.

(2) Indicates a variable rate security. The interest rate shown reflects the rate in effect at September 30, 2010.

(3) Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

(4) Represents issuer in default on interest payment; non-income producing security.

(5) The interest rate for short-term notes reflects the yields for those securities as of September 30, 2010.

(6) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of September 30, 2010. See below table.

                                                                              TOTAL NET
                                                                             UNREALIZED
  TAX BASIS             APPRECIATION             DEPRECIATION               APPRECIATION
-------------           ------------            --------------              ------------
$ 281,783,922           $ 39,459,664            $ (29,242,940)              $ 10,216,724

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's assets carried at fair value:

                                                                  LEVEL 1         LEVEL 2        LEVEL 3        TOTAL
                                                               ------------     -----------     --------    -------------
Investments in Securities*
    Preferred Stock                                            $    494,900     $        --     $     --    $     494,900
    Common Stocks                                               176,518,708       2,426,702           --      178,945,410
    U.S. Government & Agency Obligations                                 --      23,790,006           --       23,790,006
    Mortgage-Backed and Assets-Backed Securities                         --      41,292,091           --       41,292,091
    Municipal Bond                                                       --         556,295           --          556,295
    Corporate Obligations                                                --      26,516,545           --       26,516,545
    Money Market Mutual Fund                                      7,400,000              --           --        7,400,000
    Mutual Funds                                                 13,005,399              --           --       13,005,399
                                                               ------------     -----------     --------    -------------
    Total                                                      $197,419,007     $94,581,639     $     --    $ 292,000,646
                                                               ============     ===========     ========    =============

It is the Asset Director Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

As of September 30, 2010 and December 31, 2009, there have been no changes in the valuation methodologies and the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                          SOCIALLY RESPONSIVE PORTFOLIO
                         SEPTEMBER 30, 2010 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
COMMON STOCKS (93.9%)
  Aerospace & Defense (3.6%)
    General Dynamics Corp.                                                                      850    $     53,389
    Precision Castparts Corp.                                                                   900         114,615
                                                                                                       ------------
                                                                                                            168,004
                                                                                                       ------------
  Agriculture (1.2%)
    Archer-Daniels-Midland Co.                                                                1,800          57,456
                                                                                                       ------------

  Apparel (4.2%)
    Columbia Sportswear Co.                                                                   1,700          99,348
    Wolverine World Wide, Inc.                                                                3,300          95,733
                                                                                                       ------------
                                                                                                            195,081
                                                                                                       ------------
  Automotive Components (0.4%)
    Harley-Davidson, Inc.                                                                       700          19,908
                                                                                                       ------------

  Banks (5.6%)
    Bank of Hawaii Corp.                                                                        800          35,936
    JPMorgan Chase & Co.                                                                      2,250          85,657
    Northern Trust Corp.                                                                      1,500          72,360
    U.S. Bancorp                                                                              2,900          62,698
                                                                                                       ------------
                                                                                                            256,651
                                                                                                       ------------
  Beverages (2.9%)
    The Coca-Cola Co.                                                                         2,300         134,596
                                                                                                       ------------

  Biotechnology (2.0%)
    Amgen, Inc.(1)                                                                            1,700          93,687
                                                                                                       ------------

  Chemicals (1.9%)
    Dow Chemical Co.                                                                          3,200          87,872
                                                                                                       ------------

  Commercial Services (0.7%)
    Robert Half International, Inc.                                                           1,300          33,800
                                                                                                       ------------

  Computers (3.3%)
    Dell, Inc.(1)                                                                             5,600          72,576
    Hewlett-Packard Co.                                                                       1,900          79,933
                                                                                                       ------------
                                                                                                            152,509
                                                                                                       ------------
  Diversified Financial Services (2.8%)
    Federated Investors, Inc., Class B                                                        2,996          68,189
    Investment Technology Group, Inc.(1)                                                      4,200          59,724
                                                                                                       ------------
                                                                                                            127,913
                                                                                                       ------------
  Electronics (2.0%)
    FLIR Systems, Inc.(1)                                                                     3,500          89,950
                                                                                                       ------------

  Food (0.8%)
    Fresh Del Monte Produce, Inc.(1)                                                          1,700          36,890
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
COMMON STOCKS (93.9%) (CONTINUED)
  Healthcare-Products (6.5%)
    Baxter International, Inc.                                                                1,600    $     76,336
    Medtronic, Inc.                                                                           3,400         114,172
    Zimmer Holdings, Inc.(1)                                                                  2,125         111,201
                                                                                                       ------------
                                                                                                            301,709
                                                                                                       ------------
  Insurance (1.8%)
     Aegon NV(1)                                                                             14,177          84,920
                                                                                                       ------------

  Iron/Steel (2.1%)
     Nucor Corp.                                                                              2,500          95,500
                                                                                                       ------------

  Machinery-Diversified (1.4%)
    Cummins, Inc.                                                                               700          63,406
                                                                                                       ------------

  Mining (1.3%)
    Alcoa, Inc.                                                                               4,950          59,945
                                                                                                       ------------

  Miscellaneous Manufacturing (8.9%)
    Carlisle Cos., Inc.                                                                       3,150          94,342
    Crane Co.                                                                                 2,900         110,026
    General Electric Co.                                                                      5,900          95,875
    Illinois Tool Works, Inc.                                                                 2,350         110,497
                                                                                                       ------------
                                                                                                            410,740
                                                                                                       ------------
  Oil & Gas (9.8%)
    ConocoPhillips                                                                            2,100         120,603
    Exxon Mobil Corp.                                                                         1,200          74,148
    Royal Dutch Shell PLC ADR                                                                 2,100         126,630
    Tidewater, Inc.                                                                           2,400         107,544
    Valero Energy Corp.                                                                       1,300          22,763
                                                                                                       ------------
                                                                                                            451,688
                                                                                                       ------------
  Pharmaceuticals (2.7%)
    McKesson Corp.                                                                            2,000         123,560
                                                                                                       ------------

  Retail (6.5%)
    Bed Bath & Beyond, Inc.(1)                                                                2,150          93,332
    Best Buy Co., Inc.                                                                        1,800          73,494
    Home Depot, Inc.                                                                          2,200          69,696
    Kohl's Corp.(1)                                                                           1,200          63,216
                                                                                                       ------------
                                                                                                            299,738
                                                                                                       ------------
  Semiconductors (7.1%)
    Applied Materials, Inc.                                                                   7,350          85,848
    Intel Corp.                                                                               6,400         123,072
    Texas Instruments, Inc.                                                                   4,300         116,702
                                                                                                       ------------
                                                                                                            325,622
                                                                                                       ------------
  Software (2.2%)
    Autodesk, Inc.(1)                                                                         3,200         102,304
                                                                                                       ------------

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

                    Description                                                             Shares        Value
----------------------------------------------------                                       --------    ------------
COMMON STOCKS (93.9%)(CONTINUED)
  Telecommunications (7.0%)
    Cisco Systems, Inc.(1)                                                                    4,750    $    104,025
    Nokia OYJ ADR                                                                             6,850          68,705
    Telefonos de Mexico, Class L ADR                                                          4,400          65,692
    Telmex Internacional ADR                                                                  4,500          82,854
                                                                                                       ------------
                                                                                                            321,276
                                                                                                       ------------
  Toys/Games/Hobbies (1.5%)
    Mattel, Inc.                                                                              2,950          69,207
                                                                                                       ------------

  Transportation (3.7%)
    Norfolk Southern Corp.                                                                    1,600          95,216
    Werner Enterprises, Inc.                                                                  3,600          73,764
                                                                                                       ------------
                                                                                                            168,980
                                                                                                       ------------
      Total common stocks (cost: $4,688,405)                                                              4,332,912
                                                                                                       ------------
MONEY MARKET MUTUAL FUNDS (4.4%)
      BlackRock Liquidity TempFund Portfolio                                                100,000         100,000
      Dreyfus Treasury Cash Management                                                      100,000         100,000
                                                                                                       ------------
        Total money market mutual funds (cost: $200,000)                                                    200,000
                                                                                                       ------------
TOTAL INVESTMENTS(2) (98.3%) (COST: $4,888,405)                                                           4,532,912

OTHER ASSETS IN EXCESS OF LIABILITIES (1.7%)                                                                 80,334
                                                                                                       ------------
NET ASSETS (100.0%)                                                                                    $  4,613,246
                                                                                                       ============

(1) Non-Income producing securities.

(2) The United States federal income tax basis of the Portfolio's investments and the unrealized appreciation (depreciation) as of September 30, 2010. See table below.

                                                                    TOTAL NET
                                                                   UNREALIZED
 TAX BASIS            APPRECIATION          DEPRECIATION          DEPRECIATION
-----------           ------------          ------------          ------------
$ 4,908,378           $    505,705          $  (881,171)          $  (375,466)

                             ONEAMERICA FUNDS, INC.
                             SCHEDULE OF INVESTMENTS
                    SOCIALLY RESPONSIVE PORTFOLIO (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Portfolio's assets carried at fair value:

                                                         LEVEL 1               LEVEL 2             LEVEL 3               TOTAL
                                                      -------------         -------------       -------------        -------------
Investments in Securities
    Common Stocks*                                    $   4,250,058         $      82,854       $           -        $   4,332,912
    Money Market Mutual Funds                               200,000                     -                   -              200,000
                                                      -------------         -------------       -------------        -------------
    Total                                             $   4,450,058         $      82,854       $           -        $   4,532,912
                                                      =============         =============       =============        =============

It is the Socially Responsive Portfolio's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. The Portfolio did not have any significant transfers between levels of the fair value hierarchy during the reporting period.

As of September 30, 2010 and December 31, 2009, there have been no changes in the valuation methodologies and the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

*Refer to Schedule of Investments for industry classifications.

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

INVESTMENTS

Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price ("NOCP"). Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Advisor pursuant to procedures established by and under supervision of the Board of Directors. Certain securities may be priced using a matrix price as provided by a pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short-term obligations maturing in 60 days or less, when purchased, are valued at amortized cost which approximates value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of the valuation.

The Money Market Portfolio securities are valued at amortized cost. The Portfolio's use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio's securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on a first-in first-out accounting basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The President and Treasurer of the registrant have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing date of this report.

    (b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                       OneAmerica Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*    /s/ J. Scott Davison
                         -------------------------------------------------------
                            J. Scott Davison, President
Date     11/16/2010
    ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ J. Scott Davison
                         -------------------------------------------------------
                            J. Scott Davison, President
Date     11/16/2010
    ----------------------

By (Signature and Title)*    /s/ Constance E. Lund
                         -------------------------------------------------------
                            Constance E. Lund, Treasurer
Date     11/15/2010
    ----------------------

* Print the name and title of each signing officer under his or her signature.